RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Schedule of related party transactions
Compensation was as follows and includes the entire year 2023, up to December 31, 2023:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Dr Sijmen de Vries, CEO and Executive Director	2023:	673	2023:	615	2023:	1,371	2023:	115	2023:	35	2023:	2,809
	2022:	636	2022:	394	2022:	1,221	2022:	112	2022:	34	2022:	2,396
	2021:	681	2021:	357	2021*:	1,594	2021:	120	2021:	38	2021:	2,790
* Due to a disclosure error in 2021 caused by the incorrect apportionment of the fair value share based payment expense over the vesting period, the restated 2021 share based payments remuneration disclosure of Dr. S. de Vries is $1.6 million compared to previously reported share based payments of $1.3 million.
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2023	2022	2021
Salaries and other short-term employee benefits	1,756	1,463	1,522
Post-employment benefits	115	112	120
Share-based compensation	1,615	1,455	1,882
Total	3,486	3,030	3,524